INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.    INTANGIBLE ASSETS

Intangible assets of Grupo Supervielle for fiscal years ended on December 31, 2024 and 2023 are as follows:

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2024
Measurement at cost
Goodwill	58,855,290	—	—	—	—	58,855,290	—	—	—	—	—	58,855,290
Brands	3,987,708	—	—	—	—	3,987,708	—	—	—	—	—	3,987,708
Other intangible assets(*)	227,358,694	45,918,031	—	—	(445,618)	272,831,107	(142,919,320)	(14,520)	—	(26,728,188)	(169,662,028)	103,169,079
TOTAL	290,201,692	45,918,031	—	—	(445,618)	335,674,105	(142,919,320)	(14,520)	—	(26,728,188)	(169,662,028)	166,012,077

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2023
Measurement at cost
Goodwill	67,565,834	—	—	(8,710,544)	—	58,855,290	—	—	—	—	—	58,855,290
Brands	3,987,708	—	—	—	—	3,987,708	—	—	—	—	—	3,987,708
Other intangible assets(*)	192,166,538	36,838,951	—	—	(1,646,795)	227,358,694	(112,660,272)	203,324	—	(30,462,372)	(142,919,320)	84,439,374
TOTAL	263,720,080	36,838,951	—	(8,710,544)	(1,646,795)	290,201,692	(112,660,272)	203,324	—	(30,462,372)	(142,919,320)	147,282,372

(*)mainly include systems and programs.

14.1    Goodwill impairment

Goodwill is assigned to Grupo Supervielle’s cash generating units on the basis of the operating segments.

	12/31/2024	12/31/2023
Supervielle Seguros S.A.	193,126	193,126
Banco Regional de Cuyo S.A.	1,012,562	1,012,562
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	36,807,726	36,807,726
Micro Lending S.A.U.	20,270,772	20,270,772
Supervielle Agente de Negoación S.A.U.	102,225	102,225
Others	468,879	468,879
TOTAL	58,855,290	58,855,290

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of five years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of past performance, other external sources of information and the expectations of market development.

The discount rates used were 14.1% and they were determined  by using the average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry and the size of the business.

The main macroeconomic assumptions used include  the number of borrowings originated by MILA (“Micro Lending”) and IOL (“ InvertirOnline”) operating income:

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2024	2025	2026	2027	2028	2029
Inflation (end of period)	117.8%	35.6%	25.9%	15.2%	8.3%	5.7%
Inflation (average)	236.8%	50.0%	27.6%	20.0%	11.3%	7.1%
Cost of funding (average)	39.9%	35.3%	25.9%	19.6%	14.5%	10.9%
Loan’s interest rate (average)	57.0%	49.3%	37.9%	29.6%	23.5%	18.9%
Number of borrowings originated by Micro Lending	23,630	23,500	23,508	23,508	23,508	23,508
InvertirOnline'Operating income	31,535	53,704	76,268	95,919	114,843	132,382

Business keys have been tested at the date of the financial statements and no impairment losses have been identified.

The sensitivity analysis of cash-generating units to which key values were allocated was based on a 1% increase in the weighted average cost of capital. The Panel concluded that it would not be necessary to recognize any impairment loss on key securities in the segment under these conditions.